Due to Sellers - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Due to Sellers [Line Items]
Due to sellers current and non current	$ 25,900,000	$ 41,100,000
Employment Agreements With Sellers
Due to Sellers [Line Items]
Due to sellers	17,400,000	34,500,000
Total bonus owed to sellers	8,500,000	6.6
Total bonus charges to sellers	$ 7.6	$ 9.3	$ 6.1